Assets Classified as Held for Sale (Tables)	12 Months Ended
Jun. 30, 2025
Assets Classified as Held for Sale [Abstract]
Schedule of Exploration and Evaluation Assets	The excess carrying value of the exploration & evaluation asset has been impaired prior to the asset being classified into assets held for sale.

	2025 $	2024 $
Assets classified as held for sale	-	250,000

Carrying value of selected exploration & evaluation asset	25,000	-

Proceeds / Shares (transferred to Investments) received	(25,000)	(250,000)

Assets classified as held for sale	-	-